Portfolio of Investments
Touchstone Dynamic Large Cap Growth Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Information Technology — 48.0%
1,032	Adobe, Inc.*	$ 361,190
8,027	Advanced Micro Devices, Inc.*	1,719,062
17,597	Amphenol Corp. - Class A	2,378,059
56,711	Apple, Inc.	15,417,452
225	AppLovin Corp. - Class A*	151,610
8,998	Arista Networks, Inc.*	1,179,008
615	Atlassian Corp. - Class A*	99,716
1,318	Autodesk, Inc.*	390,141
23,629	Broadcom, Inc.	8,177,997
2,718	Cloudflare, Inc. - Class A*	535,854
7,650	Datadog, Inc. - Class A*	1,040,324
2,004	Dell Technologies, Inc. - Class C	252,264
80	Jabil, Inc.	18,242
523	KLA Corp.	635,487
10,967	Lam Research Corp.	1,877,331
1,505	Marvell Technology, Inc.	127,895
27,362	Microsoft Corp.	13,232,810
123,065	NVIDIA Corp.	22,951,622
3,880	Oracle Corp.	756,251
9,390	Palantir Technologies, Inc. - Class A*	1,669,072
12,677	Pegasystems, Inc.	757,070
2,273	Rubrik, Inc. - Class A*	173,839
2,891	Samsara, Inc. - Class A*	102,486
393	Strategy, Inc.*	59,716
		74,064,498
	Health Care — 12.9%
12,523	AbbVie, Inc.	2,861,380
1,445	Alnylam Pharmaceuticals, Inc.*	574,604
990	Amgen, Inc.	324,037
38,958	Bristol-Myers Squibb Co.	2,101,395
2,065	Cardinal Health, Inc.	424,358
612	DexCom, Inc.*	40,618
3,081	Eli Lilly & Co.	3,311,089
44,141	Exelixis, Inc.*	1,934,700
1,271	Gilead Sciences, Inc.	156,003
35,668	Halozyme Therapeutics, Inc.*	2,400,456
914	HCA Healthcare, Inc.	426,710
1,565	IDEXX Laboratories, Inc.*	1,058,769
24,975	Incyte Corp.*	2,466,781
931	Insulet Corp.*	264,627
1,257	Medpace Holdings, Inc.*	705,994
189	Merck & Co., Inc.	19,894
162	Neurocrine Biosciences, Inc.*	22,977
4,912	Sotera Health Co.*	86,648
1,577	Vertex Pharmaceuticals, Inc.*	714,949
		19,895,989
	Consumer Discretionary — 12.4%
38,904	Amazon.com, Inc.*	8,979,821
624	Booking Holdings, Inc.	3,341,726
4,157	Bright Horizons Family Solutions, Inc.*	421,520
27,893	Carnival Corp.*	851,852
40	Carvana Co.*	16,881
5,613	Expedia Group, Inc.	1,590,219
16,556	On Holding AG (Switzerland) - Class A*	769,523
56	Tapestry, Inc.	7,155
6,783	Tesla, Inc.*	3,050,451
515	TJX Cos., Inc. (The)	79,109
131	Ulta Beauty, Inc.*	79,256
		19,187,513
Shares		Market Value
	Common Stocks — 99.6% (Continued)
	Communication Services — 10.8%
6,712	Alphabet, Inc. - Class C	$ 2,106,226
10,067	Alphabet, Inc. - Class A	3,150,971
2,562	GCI Liberty, Inc. - Class A*	94,461
6,593	Meta Platforms, Inc. - Class A	4,351,973
51,983	Netflix, Inc.*	4,873,926
334	Reddit, Inc. - Class A*	76,776
863	Roku, Inc.*	93,627
3,218	Spotify Technology SA*	1,868,725
		16,616,685
	Industrials — 6.5%
470	Comfort Systems USA, Inc.	438,646
1,292	GE Vernova, Inc.	844,412
10,400	General Electric Co.	3,203,512
232	HEICO Corp. - Class A	58,564
4,464	Howmet Aerospace, Inc.	915,209
2,826	Lockheed Martin Corp.	1,366,851
51,810	Lyft, Inc. - Class A*	1,003,560
799	Trane Technologies PLC	310,971
22,288	Uber Technologies, Inc.*	1,821,153
		9,962,878
	Financials — 5.5%
10,843	Affirm Holdings, Inc.*	807,044
34,473	Ally Financial, Inc.	1,561,282
668	American Express Co.	247,127
42,164	Bank of America Corp.	2,319,020
5,114	Charles Schwab Corp. (The)	510,940
9,484	Citigroup, Inc.	1,106,688
5,765	Hamilton Lane, Inc. - Class A	774,297
31,874	NU Holdings Ltd. (Brazil) - Class A*	533,571
4,237	Popular, Inc. (Puerto Rico)	527,591
2,843	SLM Corp.	76,932
		8,464,492
	Energy — 2.4%
33,097	HF Sinclair Corp.	1,525,110
16,692	Phillips 66	2,153,935
		3,679,045
	Materials — 0.8%
14,097	Anglogold Ashanti PLC (United Kingdom)	1,202,192
	Consumer Staples — 0.3%
284	Costco Wholesale Corp.	244,905
1,909	Monster Beverage Corp.*	146,363
		391,268
	Utilities — 0.0%
470	NRG Energy, Inc.	74,843
	Total Common Stocks	$153,539,403
	Short-Term Investment Fund — 0.3%
466,444	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	466,444
	Total Investment Securities—99.9% (Cost $92,032,927)	$154,005,847
	Other Assets in Excess of Liabilities — 0.1%	156,631
	Net Assets — 100.0%	$154,162,478
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.

Touchstone Dynamic Large Cap Growth Fund (Unaudited) (Continued)
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$153,539,403	$—	$—	$153,539,403
Short-Term Investment Fund	466,444	—	—	466,444
Total	$154,005,847	$—	$—	$154,005,847
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Flexible Income Fund – December 31, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 30.3%
	Financials — 12.3%
$ 10,101,000	Ally Financial, Inc., 6.646%, 1/17/40†	$ 10,185,173
14,735,000	Ally Financial, Inc., Ser C, 4.700%(A)	14,010,317
6,848,000	Arch Capital Group Ltd., 3.635%, 6/30/50	5,103,715
12,401,000	Athene Holding Ltd., 3.950%, 5/25/51	8,694,036
13,115,000	Bank of America Corp., 1.734%, 7/22/27	12,948,496
31,971,000	Bank of America Corp., 5.080%, 1/20/27	31,986,877
7,019,000	Bank of America Corp., Ser DD, 6.300%(A)	7,024,942
4,633,000	Barclays PLC (United Kingdom), 3.330%, 11/24/42	3,586,442
33,735,000	Citigroup, Inc., 1.462%, 6/9/27	33,349,519
5,187,000	Citigroup, Inc., Ser DD, 7.000%(A)	5,470,563
7,045,000	Goldman Sachs Group, Inc. (The), 3.210%, 4/22/42	5,470,856
11,000	Goldman Sachs Group, Inc. (The), 3.500%, 11/16/26	10,963
3,526,000	Goldman Sachs Group, Inc. (The), Ser Q, 7.379%(A)	3,530,742
25,000,000	JPMorgan Chase & Co., 1.578%, 4/22/27	24,814,132
13,112,000	Lincoln National Corp., Ser C, 9.250%(A)	14,031,754
11,042,000	Morgan Stanley, 2.484%, 9/16/36	9,721,415
10,278,000	Nasdaq, Inc., 3.250%, 4/28/50	7,140,455
1,963,000	UBS Group AG (Switzerland), 144a, 9.250%(A)	2,153,953
6,366,000	Wells Fargo & Co., 3.000%, 4/22/26	6,348,528
8,246,000	Wells Fargo & Co., 3.000%, 10/23/26	8,186,273
		213,769,151
	Utilities — 6.4%
7,339,000	American Electric Power Co., Inc., 3.250%, 3/1/50	4,885,750
6,410,000	American Electric Power Co., Inc., Ser C, 5.800%, 3/15/56	6,363,594
12,672,000	American Electric Power Co., Inc., Ser D, 6.050%, 3/15/56	12,450,620
6,243,000	Berkshire Hathaway Energy Co., 2.850%, 5/15/51†	3,885,602
17,387,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	18,088,210
6,869,000	Dominion Energy, Inc., Ser B, 7.000%, 6/1/54	7,437,417
12,602,000	Duke Energy Corp., 3.300%, 6/15/41	9,746,608
13,246,000	NextEra Energy Capital Holdings, Inc., 6.375%, 8/15/55	13,673,051
9,884,000	NextEra Energy Capital Holdings, Inc., 6.500%, 8/15/55	10,413,285
11,011,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	7,453,374
16,269,000	Southern Co. (The), Ser 2025, 6.375%, 3/15/55†	16,979,641
		111,377,152
	Energy — 5.2%
6,502,000	BP Capital Markets America, Inc., 3.001%, 3/17/52	4,172,616
31,650,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	31,487,297
3,553,000	Enbridge, Inc. (Canada), 8.500%, 1/15/84	4,074,113
4,593,000	Energy Transfer LP, Ser G, 7.125%(A)	4,704,265
8,852,000	Kinder Morgan, Inc., 3.250%, 8/1/50	5,879,808
6,792,000	Occidental Petroleum Corp., 4.100%, 2/15/47	4,905,270
674,000	Occidental Petroleum Corp., 4.200%, 3/15/48	504,296
1,083,000	Occidental Petroleum Corp., 4.400%, 4/15/46	855,362
2,366,000	Occidental Petroleum Corp., 4.500%, 7/15/44	1,873,932
18,179,000	Phillips 66 Co., Ser B, 6.200%, 3/15/56	18,104,476
7,777,000	Valero Energy Corp., 3.650%, 12/1/51	5,399,818
10,810,000	Williams Cos., Inc. (The), 3.500%, 10/15/51	7,540,115
		89,501,368
	Real Estate — 1.9%
7,340,000	American Tower Corp. REIT, 2.950%, 1/15/51	4,688,473
20,264,000	Rithm Capital Corp. REIT, 144a, 8.000%, 4/1/29	20,805,068
10,913,000	Simon Property Group LP REIT, 3.250%, 9/13/49	7,555,515
		33,049,056
	Information Technology — 1.3%
11,880,000	Micron Technology, Inc., 3.477%, 11/1/51	8,375,682
Principal Amount		Market Value
	Corporate Bonds — 30.3% (Continued)
	Information Technology — 1.3% (Continued)
$ 10,859,000	Oracle Corp., 3.600%, 4/1/40	$ 8,079,014
10,623,000	Oracle Corp., 3.850%, 4/1/60	6,516,244
		22,970,940
	Communication Services — 1.1%
6,113,000	Alibaba Group Holding Ltd. (Cayman Islands), 3.150%, 2/9/51	4,169,074
10,424,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 6/1/41	7,432,459
12,190,000	Verizon Communications, Inc., 2.875%, 11/20/50	7,588,843
		19,190,376
	Consumer Discretionary — 0.5%
2,676,000	Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,194,798
9,323,000	Starbucks Corp., 3.500%, 11/15/50	6,563,173
		8,757,971
	Materials — 0.5%
12,839,000	LYB International Finance III LLC, 3.625%, 4/1/51	8,313,297
	Health Care — 0.5%
12,236,000	Biogen, Inc., 3.150%, 5/1/50	7,926,460
	Industrials — 0.4%
11,173,000	RTX Corp., 3.030%, 3/15/52	7,314,956
	Consumer Staples — 0.2%
5,783,000	Macy's Retail Holdings LLC, 4.300%, 2/15/43	4,150,246
	Total Corporate Bonds	$526,320,973
	Non-Agency Collateralized Mortgage Obligations — 20.9%
167,755	Agate Bay Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.500%, 7/25/43(B)(C)	157,499
1,665,037	Agate Bay Mortgage Trust, Ser 2015-2, Class B2, 144a, 3.614%, 3/25/45(B)(C)	1,558,047
558,225	Agate Bay Mortgage Trust, Ser 2015-5, Class A3, 144a, 3.500%, 7/25/45(B)(C)	519,965
583,775	Agate Bay Mortgage Trust, Ser 2015-7, Class A3, 144a, 3.500%, 10/25/45(B)(C)	541,480
595,616	Agate Bay Mortgage Trust, Ser 2016-3, Class A3, 144a, 3.500%, 8/25/46(B)(C)	548,521
42,650	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	35,495
1,960,972	Chase Home Lending Mortgage Trust, Ser 2019-ATR1, Class B3, 144a, 4.393%, 4/25/49(B)(C)	1,842,797
18,214,715	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.200%), 5.074%, 2/25/50(B)	18,056,504
1,882,719	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M2, 144a, (SOFR30A + 1.350%), 5.224%, 2/25/50(B)	1,846,709
557,843	CIM Trust, Ser 2018-INV1, Class A4, 144a, 4.000%, 8/25/48(B)(C)	526,184
612,782	CIM Trust, Ser 2019-INV2, Class A15, 144a, 4.000%, 5/25/49(B)(C)	579,993
7,721,531	CIM Trust, Ser 2020-J1, Class A2, 144a, 2.500%, 10/25/49(B)(C)	6,559,519
1,859,438	CIM Trust, Ser 2020-J2, Class A1, 144a, 2.500%, 1/25/51(B)(C)	1,570,179
8,775,853	Connecticut Avenue Securities Trust, Ser 2019-HRP1, Class B1, 144a, (SOFR30A + 9.364%), 13.239%, 11/25/39(B)	9,284,714
16,000,000	Connecticut Avenue Securities Trust, Ser 2020-SBT1, Class 2B1, 144a, (SOFR30A + 6.714%), 10.589%, 2/25/40(B)	16,807,530

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.9% (Continued)
$ 708,315	CSMC Trust, Ser 2013-6, Class 2A1, 144a, 3.500%, 8/25/43(B)(C)	$ 663,814
343,386	CSMC Trust, Ser 2013-7, Class A6, 144a, 3.500%, 8/25/43(B)(C)	320,545
2,895,995	CSMC Trust, Ser 2013-IVR1, Class A1, 144a, 2.500%, 3/25/43(B)(C)	2,610,423
2,130,806	CSMC Trust, Ser 2013-IVR1, Class A2, 144a, 3.000%, 3/25/43(B)(C)	1,962,037
1,142,055	CSMC Trust, Ser 2013-IVR2, Class A1, 144a, 2.500%, 4/25/43(B)(C)	1,020,113
2,050,297	CSMC Trust, Ser 2013-IVR3, Class A1, 144a, 2.500%, 5/25/43(B)(C)	1,841,427
2,686,942	CSMC Trust, Ser 2013-IVR3, Class A2, 144a, 3.000%, 5/25/43(B)(C)	2,466,758
1,166,301	CSMC Trust, Ser 2013-IVR3, Class B4, 144a, 3.392%, 5/25/43(B)(C)	888,400
4,731,393	CSMC Trust, Ser 2013-IVR4, Class A11, 144a, 3.490%, 7/27/43(B)(C)	4,446,266
460,364	CSMC Trust, Ser 2013-IVR4, Class A12, 144a, 3.490%, 7/27/43(B)(C)	430,710
264,958	CSMC Trust, Ser 2013-IVR4, Class A2, 144a, 3.000%, 7/25/43(B)(C)	243,311
4,408,626	CSMC Trust, Ser 2013-IVR5, Class A3, 144a, 3.500%, 10/25/43(B)(C)	4,137,533
2,595,714	CSMC Trust, Ser 2013-TH1, Class A1, 144a, 2.130%, 2/25/43(B)(C)	2,301,745
1,000,951	CSMC Trust, Ser 2014-IVR3, Class B4, 144a, 4.002%, 7/25/44(B)(C)	904,824
1,540,404	CSMC Trust, Ser 2017-HL2, Class A1, 144a, 3.500%, 10/25/47(B)(C)	1,402,597
3,869,500	CSMC Trust, Ser 2018-J1, Class A2, 144a, 3.500%, 2/25/48(B)(C)	3,504,799
541,120	CSMLT Trust, Ser 2015-2, Class A7, 144a, 3.500%, 8/25/45(B)(C)	504,221
1,947,850	EverBank Mortgage Loan Trust, Ser 2013-1, Class B4, 144a, 3.522%, 3/25/43(B)(C)	1,614,359
1,780,605	EverBank Mortgage Loan Trust, Ser 2013-2, Class A, 144a, 3.000%, 6/25/43(B)(C)	1,675,740
5,696,495	Fannie Mae Connecticut Avenue Securities, Ser 2016-C02, Class 1B, (SOFR30A + 12.364%), 16.239%, 9/25/28(B)	5,831,252
4,726,391	Fannie Mae Connecticut Avenue Securities, Ser 2016-C04, Class 1B, (SOFR30A + 10.364%), 14.239%, 1/25/29(B)	4,942,354
6,336,730	Flagstar Mortgage Trust, Ser 2018-1, Class A13, 144a, 3.500%, 3/25/48(B)(C)	5,733,011
8,347,085	Flagstar Mortgage Trust, Ser 2018-2, Class A14, 144a, 3.500%, 4/25/48(B)(C)	7,509,245
5,965,765	Flagstar Mortgage Trust, Ser 2018-3INV, Class A9, 144a, 4.000%, 5/25/48(B)(C)	5,544,295
786,594	Flagstar Mortgage Trust, Ser 2018-4, Class B2, 144a, 4.125%, 7/25/48(B)(C)	735,566
1,202,227	Freddie Mac Seasoned Credit Risk Transfer Trust, Ser 2017-4, Class M, 144a, 4.750%, 6/25/57(B)(C)	1,192,666
21,636	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M1, 144a, 4.000%, 8/25/56(B)(C)	21,559
16,250,000	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M2, 144a, 4.000%, 8/25/56(B)(C)	15,755,912
5,521,209	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2018-1, Class M, 4.750%, 5/25/57(B)(C)	5,442,436
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.9% (Continued)
$ 799,065	Freddie Mac STACR Debt Notes, Ser 2017-HQA3, Class M2B, (SOFR30A + 2.464%), 6.339%, 4/25/30(B)	$ 811,252
4,972,281	Freddie Mac STACR Securitized Participation Interests Trust, Ser 2018-SPI1, Class B, 144a, 3.784%, 2/25/48(B)(C)	3,708,419
13,654,296	Freddie Mac STACR Securitized Participation Interests Trust, Ser 2018-SPI4, Class B, 144a, 4.511%, 11/25/48(B)(C)	10,186,385
2,417,063	Galton Funding Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.950%, 7/25/56(B)(C)	2,312,370
2,494,770	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ2, Class A1, 144a, 3.500%, 7/25/50(B)(C)	2,291,486
1,530,001	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ4, Class A2, 144a, 3.000%, 1/25/51(B)(C)	1,337,329
8,805,160	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ5, Class A2, 144a, 3.000%, 3/27/51(B)(C)	7,699,490
96,218	GS Mortgage-Backed Securities Trust, Ser 2014-EB1A, Class 2A4, 144a, 5.938%, 7/25/44(B)(C)	95,524
2,997,550	GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Class A14, 144a, 2.906%, 10/25/50(B)(C)	2,619,949
1,219,190	JP Morgan Mortgage Trust, Ser 2013-3, Class A3, 144a, 3.293%, 7/25/43(B)(C)	1,153,892
2,981,500	JP Morgan Mortgage Trust, Ser 2014-IVR6, Class B4, 144a, 5.469%, 7/25/44(B)(C)	3,123,359
1,545,090	JP Morgan Mortgage Trust, Ser 2016-1, Class A13, 144a, 3.500%, 5/25/46(B)(C)	1,415,445
1,545,160	JP Morgan Mortgage Trust, Ser 2017-1, Class A8, 144a, 3.447%, 1/25/47(B)(C)	1,401,729
564,013	JP Morgan Mortgage Trust, Ser 2017-2, Class A3, 144a, 3.500%, 5/25/47(B)(C)	514,419
1,043,352	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A13, 144a, 3.500%, 8/25/47(B)(C)	951,193
1,989,787	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A3, 144a, 3.500%, 8/25/47(B)(C)	1,824,016
2,383,884	JP Morgan Mortgage Trust, Ser 2018-3, Class A1, 144a, 3.500%, 9/25/48(B)(C)	2,163,374
1,881,531	JP Morgan Mortgage Trust, Ser 2018-5, Class A13, 144a, 3.500%, 10/25/48(B)(C)	1,695,802
789,197	JP Morgan Mortgage Trust, Ser 2018-5, Class A4, 144a, 3.000%, 10/25/48(B)(C)	702,405
3,370,782	JP Morgan Mortgage Trust, Ser 2018-5, Class B4, 144a, 3.690%, 10/25/48(B)(C)	3,082,477
3,168,845	JP Morgan Mortgage Trust, Ser 2018-6, Class 1A7, 144a, 3.500%, 12/25/48(B)(C)	2,876,153
4,593,579	JP Morgan Mortgage Trust, Ser 2019-7, Class B2A, 144a, 2.952%, 2/25/50(B)(C)	4,047,065
524,658	JP Morgan Mortgage Trust, Ser 2019-INV2, Class A15, 144a, 3.500%, 2/25/50(B)(C)	476,422
631,728	JP Morgan Mortgage Trust, Ser 2019-INV2, Class B2A, 144a, 3.458%, 2/25/50(B)(C)	567,844
1,747,474	JP Morgan Mortgage Trust, Ser 2020-1, Class A15, 144a, 3.500%, 6/25/50(B)(C)	1,573,349
251,795	JP Morgan Mortgage Trust, Ser 2020-1, Class A5A, 144a, 3.000%, 6/25/50(B)(C)	221,425
287,304	JP Morgan Mortgage Trust, Ser 2020-2, Class A5A, 144a, 3.000%, 7/25/50(B)(C)	251,437
3,321,809	JP Morgan Mortgage Trust, Ser 2020-5, Class A5, 144a, 3.000%, 12/25/50(B)(C)	2,906,747
768,983	JP Morgan Mortgage Trust, Ser 2020-7, Class A15, 144a, 3.000%, 1/25/51(B)(C)	670,582
14,535,735	JP Morgan Mortgage Trust, Ser 2020-7, Class A3, 144a, 3.000%, 1/25/51(B)(C)	12,748,139

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.9% (Continued)
$ 816,597	JP Morgan Mortgage Trust, Ser 2020-INV1, Class A5, 144a, 3.500%, 8/25/50(B)(C)	$ 738,361
956,364	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B1, 144a, 3.994%, 11/25/50(B)(C)	880,045
1,331,984	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B3, 144a, 3.994%, 11/25/50(B)(C)	1,198,099
249,214	JP Morgan Mortgage Trust, Ser 2022-3, Class A12, 144a, 3.000%, 8/25/52(B)(C)	241,190
11,608,292	JPMorgan Chase Bank NA - CHASE, Ser 2020-CL1, Class M1, 144a, (TSFR1M + 2.364%), 6.096%, 10/25/57(B)	11,985,363
1,826,665	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.300%), 5.174%, 3/25/51(B)	1,817,390
6,340,473	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M2, 144a, (SOFR30A + 1.550%), 5.424%, 3/25/51(B)	6,286,460
2,974,926	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M3, 144a, (SOFR30A + 1.800%), 5.674%, 3/25/51(B)	2,967,502
2,508,313	JPMorgan Wealth Management, Ser 2020-ATR1, Class A3, 144a, 3.000%, 2/25/50(B)(C)	2,224,931
4,732,697	JPMorgan Wealth Management, Ser 2020-ATR1, Class A5, 144a, 3.000%, 2/25/50(B)(C)	4,198,009
2,977	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 5.845%, 12/25/32(B)	2,982
43,170	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 5.487%, 9/25/34(B)(C)	42,692
1,051,557	New Residential Mortgage Loan Trust, Ser 2015-1A, Class B3, 144a, 5.177%, 5/28/52(B)(C)	1,048,375
2,954,763	NRP Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.250%, 7/25/43(B)(C)	2,714,517
1,220,692	OBX Trust, Ser 2018-EXP1, Class B1A, 144a, 5.662%, 4/25/48(B)(C)	1,254,694
1,781,665	PMT Loan Trust, Ser 2013-J1, Class A1, 144a, 3.500%, 9/25/43(B)(C)	1,666,411
1,068,999	PMT Loan Trust, Ser 2013-J1, Class A8, 144a, 3.000%, 9/25/43(B)(C)	977,969
4,744,252	Provident Funding Mortgage Trust, Ser 2019-1, Class B1, 144a, 3.169%, 12/25/49(B)(C)	4,128,831
2,564,507	Provident Funding Mortgage Trust, Ser 2020-1, Class A4, 144a, 3.000%, 2/25/50(B)(C)	2,245,726
654,642	PSMC Trust, Ser 2020-3, Class A11, 144a, 3.000%, 11/25/50(B)(C)	642,877
73	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	73
692,693	Sequoia Mortgage Trust, Ser 2004-3, Class M1, (TSFR1M + 0.864%), 4.598%, 5/20/34(B)	735,852
1,443,521	Sequoia Mortgage Trust, Ser 2013-10, Class A1, 144a, 3.500%, 8/25/43(B)(C)	1,350,373
2,364,560	Sequoia Mortgage Trust, Ser 2013-11, Class A1, 144a, 3.500%, 9/25/43(B)(C)	2,236,294
1,532,968	Sequoia Mortgage Trust, Ser 2013-2, Class A, 1.874%, 2/25/43(B)(C)	1,334,759
2,350,103	Sequoia Mortgage Trust, Ser 2013-3, Class A2, 2.500%, 3/25/43(B)(C)	2,086,487
2,839,561	Sequoia Mortgage Trust, Ser 2013-4, Class A1, 2.325%, 4/25/43(B)(C)	2,493,152
1,974,973	Sequoia Mortgage Trust, Ser 2013-5, Class A1, 144a, 2.500%, 5/25/43(B)(C)	1,759,527
3,666,498	Sequoia Mortgage Trust, Ser 2013-5, Class A2, 144a, 3.000%, 5/25/43(B)(C)	3,351,530
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.9% (Continued)
$ 4,875,090	Sequoia Mortgage Trust, Ser 2013-6, Class A1, 2.500%, 5/25/43(B)(C)	$ 4,354,984
4,067,223	Sequoia Mortgage Trust, Ser 2013-6, Class A2, 3.000%, 5/25/43(B)(C)	3,717,380
1,468,766	Sequoia Mortgage Trust, Ser 2013-7, Class A1, 2.500%, 6/25/43(B)(C)	1,305,978
3,197,390	Sequoia Mortgage Trust, Ser 2013-7, Class A2, 3.000%, 6/25/43(B)(C)	2,911,135
1,530,162	Sequoia Mortgage Trust, Ser 2013-8, Class A1, 3.000%, 6/25/43(B)(C)	1,396,179
2,260,229	Sequoia Mortgage Trust, Ser 2013-9, Class A1, 144a, 3.500%, 7/25/43(B)(C)	2,079,852
36,412	Sequoia Mortgage Trust, Ser 2014-4, Class A6, 144a, 3.500%, 11/25/44(B)(C)	33,962
2,305,784	Sequoia Mortgage Trust, Ser 2015-2, Class A1, 144a, 3.500%, 5/25/45(B)(C)	2,140,147
580,554	Sequoia Mortgage Trust, Ser 2015-2, Class A13, 144a, 3.500%, 5/25/45(B)(C)	536,941
1,791,928	Sequoia Mortgage Trust, Ser 2015-2, Class B2, 144a, 3.756%, 5/25/45(B)(C)	1,741,306
995,213	Sequoia Mortgage Trust, Ser 2015-3, Class B1, 144a, 3.726%, 7/25/45(B)(C)	981,345
1,330,108	Sequoia Mortgage Trust, Ser 2016-1, Class B1, 144a, 3.773%, 6/25/46(B)(C)	1,297,239
4,422,362	Sequoia Mortgage Trust, Ser 2017-1, Class A1, 144a, 3.500%, 2/25/47(B)(C)	4,053,264
909,186	Sequoia Mortgage Trust, Ser 2017-3, Class A1, 144a, 3.500%, 4/25/47(B)(C)	832,145
1,247,259	Sequoia Mortgage Trust, Ser 2017-5, Class A1, 144a, 3.500%, 8/25/47(B)(C)	1,139,734
1,338,778	Sequoia Mortgage Trust, Ser 2017-5, Class B2, 144a, 3.779%, 8/25/47(B)(C)	1,270,158
1,391,457	Sequoia Mortgage Trust, Ser 2017-6, Class B2, 144a, 3.725%, 9/25/47(B)(C)	1,327,238
1,443,359	Sequoia Mortgage Trust, Ser 2017-7, Class B2, 144a, 3.724%, 10/25/47(B)(C)	1,366,478
3,308,634	Sequoia Mortgage Trust, Ser 2018-2, Class B1, 144a, 3.746%, 2/25/48(B)(C)	3,129,562
2,312,651	Sequoia Mortgage Trust, Ser 2018-2, Class B2, 144a, 3.746%, 2/25/48(B)(C)	2,175,001
1,916,174	Sequoia Mortgage Trust, Ser 2018-5, Class A7, 144a, 3.500%, 5/25/48(B)(C)	1,750,539
2,249,000	Sequoia Mortgage Trust, Ser 2018-6, Class B4, 144a, 4.166%, 7/25/48(B)(C)	1,809,950
49,828	Sequoia Mortgage Trust, Ser 2018-CH3, Class A13, 144a, 4.500%, 8/25/48(B)(C)	49,629
414,893	Sequoia Mortgage Trust, Ser 2019-2, Class A1, 144a, 4.000%, 6/25/49(B)(C)	393,772
423,289	Sequoia Mortgage Trust, Ser 2019-4, Class A1, 144a, 3.500%, 11/25/49(B)(C)	385,516
1,034,992	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(B)(C)	976,588
5,976,111	Sequoia Mortgage Trust, Ser 2020-1, Class A7, 144a, 3.500%, 2/25/50(B)(C)	5,481,327
1,048,705	Sofi Mortgage Trust, Ser 2016-1A, Class 1A4, 144a, 3.000%, 11/25/46(B)(C)	944,767
91,155	TIAA Bank Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 7/25/48(B)(C)	83,512
752,459	TIAA Bank Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.657%, 7/25/48(B)(C)	692,440
390,268	Wells Fargo Mortgage Backed Securities, Ser 2018-1, Class A1, 144a, 3.500%, 7/25/47(B)(C)	359,869

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.9% (Continued)
$ 394,391	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Class A5, 144a, 3.000%, 12/25/49(B)(C)	$ 345,874
6,619,130	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-3, Class A1, 144a, 3.000%, 6/25/50(B)(C)	5,814,826
10,617,883	Western Alliance Bank, Ser 2021-CL2, Class M1, 144a, (SOFR30A + 3.150%), 7.024%, 7/25/59(B)	11,168,338
8,653,156	Western Alliance Bank, Ser 2021-CL2, Class M3, 144a, (SOFR30A + 4.100%), 7.974%, 7/25/59(B)	9,058,070
562,122	WinWater Mortgage Loan Trust, Ser 2014-1, Class A9, 144a, 3.500%, 6/20/44(B)(C)	537,198
	Total Non-Agency Collateralized Mortgage Obligations	$361,765,246
	Agency Collateralized Mortgage Obligations — 12.7%
4,964,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Class XAM, 1.234%, 6/25/29(B)(C)(D)	202,602
55,506,155	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.568%, 4/25/30(B)(C)(D)	3,064,728
35,038,745	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.638%, 4/25/30(B)(C)(D)	2,015,649
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.374%, 6/25/48(B)(C)(D)	880,788
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.838%, 4/25/30(B)(C)(D)	2,037,640
34,751,637	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.564%, 5/25/30(B)(C)(D)	1,995,091
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.178%, 4/25/48(B)(C)(D)	2,394,384
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.798%, 5/25/30(B)(C)(D)	2,530,771
113,288,771	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.427%, 5/25/30(B)(C)(D)	5,901,552
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.005%, 7/25/48(B)(C)(D)	1,795,775
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.666%, 5/25/30(B)(C)(D)	696,261
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.582%, 6/25/30(B)(C)(D)	674,757
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.735%, 8/25/48(B)(C)(D)	2,000,569
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 2.954%, 9/25/48(B)(C)(D)	2,448,076
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.018%, 9/25/47(B)(C)(D)	3,063,962
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.430%, 9/25/30(B)(C)(D)	2,341,292
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.7% (Continued)
$ 24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.691%, 10/25/48(B)(C)(D)	$ 2,593,482
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.727%, 9/25/48(B)(C)(D)	549,121
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.740%, 11/25/48(B)(C)(D)	1,281,289
146,825,770	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X1, 1.014%, 10/25/30(B)(C)(D)	5,723,019
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.772%, 11/25/48(B)(C)(D)	1,863,161
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.630%, 1/25/49(B)(C)(D)	1,042,105
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.626%, 2/25/49(B)(C)(D)	825,975
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.619%, 2/25/49(B)(C)(D)	1,021,230
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.651%, 2/25/49(B)(C)(D)	1,830,953
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.649%, 3/25/49(B)(C)(D)	4,330,237
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.780%, 4/25/31(B)(C)(D)	2,200,835
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.096%, 8/25/48(B)(C)(D)	1,521,665
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.214%, 7/25/31(B)(C)(D)	2,486,511
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 2.947%, 9/25/31(B)(C)(D)	1,434,045
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.887%, 8/25/31(B)(C)(D)	4,018,608
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.660%, 10/25/49(B)(C)(D)	1,207,869
217,209,934	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.393%, 12/25/31(B)(C)(D)	3,594,955
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.825%, 12/25/31(B)(C)(D)	2,900,108
96,839,687	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.567%, 12/25/31(B)(C)(D)	2,737,571
20,601,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.877%, 1/25/49(B)(C)(D)	2,895,096
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.034%, 2/25/49(B)(C)(D)	4,806,001

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.7% (Continued)
$ 97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.765%, 2/25/32(B)(C)(D)	$ 4,004,323
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 2.944%, 3/25/49(B)(C)(D)	4,621,056
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.140%, 4/25/50(B)(C)(D)	1,648,483
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.679%, 3/25/38(B)(C)(D)	1,478,181
29,648,869	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X1, 1.504%, 5/25/35(B)(C)(D)	3,155,443
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.456%, 10/25/38(B)(C)(D)	4,547,135
40,273,094	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.322%, 7/25/35(B)(C)(D)	3,649,902
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.284%, 8/25/38(B)(C)(D)	12,201,124
115,666,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X1, 0.588%, 12/25/35(B)(C)(D)	4,814,097
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.800%, 12/25/38(B)(C)(D)	2,307,540
57,158,347	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.469%, 2/25/36(B)(C)(D)	1,913,107
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.093%, 4/25/39(B)(C)(D)	1,149,262
55,034,245	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 0.978%, 8/25/36(B)(C)(D)	4,128,251
46,617,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-165, Class XAM, 0.905%, 9/25/34(B)(C)(D)	3,184,985
207,388,029	FHLMC Multifamily Structured Pass Through Certificates, Ser K-173, Class XAM, 0.246%, 9/25/35(B)(C)(D)	5,064,582
129,002,219	FHLMC Multifamily Structured Pass Through Certificates, Ser K513, Class X1, 0.690%, 12/25/28(B)(C)(D)	2,425,861
138,556,672	FHLMC Multifamily Structured Pass Through Certificates, Ser K538, Class X1, 0.570%, 1/25/30(B)(C)(D)	2,969,671
523,402,404	FHLMC Multifamily Structured Pass Through Certificates, Ser K542, Class X1, 0.864%, 4/25/30(B)(C)(D)	17,086,942
82,843,231	FHLMC Multifamily Structured Pass Through Certificates, Ser K546, Class X1, 0.899%, 5/25/30(B)(C)(D)	2,886,424
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.804%, 11/25/48(B)(C)(D)	588,674
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.450%, 3/25/49(B)(C)(D)	719,705
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.7% (Continued)
$ 16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.595%, 4/25/28(B)(C)(D)	$ 881,658
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 2.953%, 6/25/49(B)(C)(D)	602,532
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 2.968%, 8/25/49(B)(C)(D)	2,513,440
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.667%, 9/25/49(B)(C)(D)	3,069,241
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.004%, 9/25/28(B)(C)(D)	3,452,015
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.577%, 10/25/28(B)(C)(D)	2,214,082
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.546%, 12/25/49(B)(C)(D)	3,332,600
19,560,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Class X3, 4.846%, 3/25/56(B)(C)(D)	3,439,501
5,122,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K755, Class X3, 5.644%, 2/25/31(B)(C)(D)	1,242,751
31,179,400	FHLMC Multifamily Structured Pass Through Certificates, Ser K757, Class X3, 5.554%, 10/25/61(B)(C)(D)	8,027,261
6,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K758, Class X3, 5.174%, 11/25/56(B)(C)(D)	1,566,803
27,118,133	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 0.337%, 7/25/40(B)(C)(D)	1,378,420
67,344,326	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 0.510%, 10/25/40(B)(C)(D)	3,282,450
24,530,214	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 0.863%, 10/25/40(B)(C)(D)	577,292
35,911,578	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.828%, 1/25/41(B)(C)(D)	1,061,342
24,518,254	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.514%, 1/25/41(B)(C)(D)	478,822
62,694,124	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.373%, 3/25/41(B)(C)(D)	1,920,428
70,710,129	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.623%, 4/25/41(B)(C)(D)	2,032,499
70,906,388	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.687%, 5/25/41(B)(C)(D)	2,044,323
108,431,099	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.018%, 11/25/41(B)(C)(D)	1,290,547
119,825,176	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.287%, 3/25/41(B)(C)(D)	2,477,937
57,943,522	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.578%, 6/25/41(B)(C)(D)	1,367,004
2,459,562	GNMA, Ser 2012-147, Class IO, 0.512%, 4/16/54(B)(C)(D)	19,843
7,454,749	GNMA, Ser 2016-110, Class IO, 0.797%, 5/16/58(B)(C)(D)	303,866
16,954,666	GNMA, Ser 2016-158, Class IO, 0.742%, 6/16/58(B)(C)(D)	589,280

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.7% (Continued)
$ 9,830,113	GNMA, Ser 2016-52, Class IO, 0.736%, 3/16/58(B)(C)(D)	$ 355,914
10,564,532	GNMA, Ser 2017-76, Class IO, 0.743%, 12/16/56(B)(C)(D)	481,052
12,832,265	GNMA, Ser 2017-94, Class IO, 0.602%, 2/16/59(B)(C)(D)	450,495
	Total Agency Collateralized Mortgage Obligations	$219,905,879
	U.S. Treasury Obligations — 11.5%
59,511,000	U.S. Treasury Bond, 1.250%, 5/15/50	28,637,344
59,511,000	U.S. Treasury Bond, 1.375%, 8/15/50	29,413,777
75,577,000	U.S. Treasury Bond, 1.625%, 11/15/50	39,878,677
114,872,000	U.S. Treasury Bond, 4.125%, 8/15/53	102,132,874
	Total U.S. Treasury Obligations	$200,062,672
Shares
	Exchange-Traded Funds — 7.3%
200,000	Invesco Senior Loan ETF†	4,200,000
1,379,111	iShares 0-5 Year High Yield Corporate Bond ETF	59,122,489
100,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	11,019,000
710,578	iShares Preferred and Income Securities ETF†	21,999,495
100,000	State Street Blackstone Senior Loan ETF	4,127,000
236,294	State Street SPDR Portfolio Long Term Corporate Bond ETF	5,335,518
957,683	VanEck Long Muni ETF†	16,789,141
46,791	Vanguard Long-Term Corporate Bond ETF	3,549,097
	Total Exchange-Traded Funds	$126,141,740
Principal Amount
	Asset-Backed Securities — 6.6%
$ 60,151,543	Ally Auto Receivables Trust, Ser 2024-1, Class CERT, 144a, 6.315%, 2/16/32	3,841,939
1,423,140	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class D, 144a, 6.315%, 5/17/32	1,447,658
3,410,792	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class E, 144a, 7.917%, 5/17/32	3,484,699
474,380	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class F, 144a, 9.892%, 5/17/32	490,946
3,340,799	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class D, 144a, 5.410%, 9/15/32	3,365,855
2,353,084	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class E, 144a, 6.678%, 9/15/32	2,375,877
9,133,535	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-A, Class E, 144a, 6.066%, 6/15/33	9,182,475
1,972,013	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-A, Class F, 144a, 6.942%, 6/15/33	1,978,821
4,047,817	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-A, Class G, 144a, 10.219%, 6/15/33	4,077,136
5,579,432	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-B, Class E, 144a, 6.164%, 9/15/33	5,594,615
6,899,327	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class A, 144a, (SOFR30A + 1.100%), 4.974%, 12/26/31(B)	6,918,758
1,062,343	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class B, 144a, (SOFR30A + 1.300%), 5.174%, 12/26/31(B)	1,066,274
668,883	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class C, 144a, (SOFR30A + 1.500%), 5.374%, 12/26/31(B)	671,031
Principal Amount		MarketValue
	Asset-Backed Securities — 6.6% (Continued)
$ 295,095	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class D, 144a, (SOFR30A + 2.050%), 5.924%, 12/26/31(B)	$ 296,871
590,190	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class E, 144a, (SOFR30A + 3.600%), 7.474%, 12/26/31(B)	596,787
8,336,622	Chase Auto Credit Linked Notes Series, Ser 2025-1, Class B, 144a, 4.753%, 2/25/33	8,400,496
4,585,142	Chase Auto Credit Linked Notes Series, Ser 2025-1, Class E, 144a, 6.024%, 2/25/33	4,606,998
27,000	Chase Auto Owner Trust, Ser 2024-4A, Class R1, 144a, 8.531%, 11/25/31	6,866,587
32,000	Chase Auto Owner Trust, Ser 2024-5A, Class R1, 144a, 8.620%, 1/26/32	6,553,743
515,391,403	Chase Auto Owner Trust, Ser 2025-1A, Class AIO, 144a, 1.050%, 10/25/30(D)	6,082,289
27,000	Chase Auto Owner Trust, Ser 2025-1A, Class R1, 144a, 7.251%, 11/26/32	4,765,337
183,433,693	Chase Auto Owner Trust, Ser 2025-2A, Class AIO, 144a, 1.000%, 2/25/31(D)	2,271,111
25,000	Chase Auto Owner Trust, Ser 2025-2A, Class R1, 144a, 6.920%, 2/25/33	4,070,382
1,279,702	Home Partners of America Trust, Ser 2019-1, Class C, 144a, 3.256%, 9/17/39	1,254,157
38,294	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	38,405
2,333,333	OHA Credit Partners Ltd. (Cayman Islands), Ser 2023-15RA, Class X, 144a, (TSFR3M + 1.000%), 4.884%, 7/20/38(B)	2,333,273
975,000	Progress Residential, Ser 2021-SFR3, Class B, 144a, 1.888%, 5/17/26	966,934
2,489,672	Progress Residential, Ser 2021-SFR3, Class H, 144a, 4.750%, 5/17/26	2,480,520
3,950,000	Progress Residential Trust, Ser 2021-SFR5, Class D, 144a, 2.109%, 7/17/38	3,900,050
3,328,894	Progress Residential Trust, Ser 2021-SFR6, Class A, 144a, 1.524%, 7/17/38	3,286,860
40,000	USB Auto Owner Trust, Ser 2025-1A, Class R, 144a, 8.097%, 12/15/32	11,205,816
	Total Asset-Backed Securities	$114,472,700
Shares
	Preferred Stocks — 4.3%
	Financials — 4.0%
64,699	AGNC Investment Corp. REIT, Ser C, (TSFR3M + 5.373%), 9.277%(A)	1,634,297
589,927	AGNC Investment Corp. REIT, Ser F, (TSFR3M + 4.959%), 8.863%(A)	14,476,809
205,016	AGNC Investment Corp. REIT, Ser H, 8.750%(A)	5,174,604
146,575	Allstate Corp. (The), Ser J, 7.375%(A)	3,856,388
438,461	Annaly Capital Management, Inc. REIT, Ser I, (TSFR3M + 5.251%), 8.902%(A)	11,211,448
235,382	Brookfield Oaktree Holdings LLC, Ser B, 6.550%(A)	4,860,638
163,194	Carlyle Finance LLC, 4.625%, 5/15/61(A)	2,790,617
3,493	KKR Group Finance Co. IX LLC, 4.625%, 4/1/61(A)	61,023
303,742	Lincoln National Corp., Ser D, 9.000%(A)	8,149,398
53,686	Oaktree Capital Group LLC, Ser A, 6.625%(A)	1,126,332
186,953	Reinsurance Group of America, Inc., 7.125%, 10/15/52(A)	4,756,084
3,267	Reinsurance Group of America, Inc., 5.750%, 6/15/56(A)	81,087
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(A)	7,142,700

Touchstone Flexible Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Preferred Stocks — 4.3% (Continued)
	Financials — (Continued)
192,373	Virtus Convertible & Income Fund, Ser A, 5.625%(A)	$ 4,124,477
7,379	Virtus Convertible & Income Fund II, 5.500%(A)	151,565
		69,597,467
	Utilities — 0.3%
316,505	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	5,776,216
	Total Preferred Stocks	$75,373,683
Principal Amount
Commercial Mortgage-Backed Securities — 0.1%
$ 28,123,285	BANK, Ser 2020-BN26, Class XA, 1.190%, 3/15/63(B)(C)(D)	1,035,176
Shares
	Short-Term Investment Funds — 5.9%
94,402,721	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	94,402,721
7,639,991	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	7,639,991
	Total Short-Term Investment Funds	$102,042,712
	Total Investment Securities—99.6% (Cost $1,728,187,768)	$1,727,120,781
	Other Assets in Excess of Liabilities — 0.4%	6,916,221
	Net Assets — 100.0%	$1,734,037,002
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2025.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $7,456,058.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR30A – Secured Overnight Financing Rate 30 Day Average
SPDR – Standard & Poor's Depositary Receipt
STACR – Structured Agency Credit Risk
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $461,714,120 or 26.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$526,320,973	$—	$526,320,973
Non-Agency Collateralized Mortgage Obligations	—	361,765,246	—	361,765,246
Agency Collateralized Mortgage Obligations	—	219,905,879	—	219,905,879
U.S. Treasury Obligations	—	200,062,672	—	200,062,672
Exchange-Traded Funds	126,141,740	—	—	126,141,740
Asset-Backed Securities	—	114,472,700	—	114,472,700
Preferred Stocks	75,373,683	—	—	75,373,683
Commercial Mortgage-Backed Securities	—	1,035,176	—	1,035,176
Short-Term Investment Funds	102,042,712	—	—	102,042,712
Total	$303,558,135	$1,423,562,646	$—	$1,727,120,781
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Focused Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.1%
	Information Technology — 31.3%
356,884	Apple, Inc.	$ 97,022,484
83,210	Applied Materials, Inc.	21,384,138
266,472	Microsoft Corp.	128,871,189
367,216	NVIDIA Corp.	68,485,784
174,128	Oracle Corp.	33,939,289
113,560	Salesforce, Inc.	30,083,180
104,887	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	31,874,110
106,327	Texas Instruments, Inc.	18,446,671
73,900	Workday, Inc. - Class A*	15,872,242
		445,979,087
	Communication Services — 16.6%
388,808	Alphabet, Inc. - Class C	122,007,950
415,250	Comcast Corp. - Class A	12,411,822
139,839	Meta Platforms, Inc. - Class A	92,306,326
98,280	Netflix, Inc.*	9,214,733
		235,940,831
	Financials — 13.4%
748,902	Bank of America Corp.	41,189,610
39,419	Berkshire Hathaway, Inc. - Class B*	19,813,960
297,862	Charles Schwab Corp. (The)	29,759,392
19,960	Goldman Sachs Group, Inc. (The)	17,544,840
50,117	LPL Financial Holdings, Inc.	17,900,289
13,854	Markel Group, Inc.*	29,781,251
100,160	Visa, Inc. - Class A	35,127,114
		191,116,456
	Health Care — 9.9%
116,165	Becton Dickinson & Co.	22,544,142
129,243	BioMarin Pharmaceutical, Inc.*	7,680,911
317,839	Bristol-Myers Squibb Co.	17,144,236
32,457	HCA Healthcare, Inc.	15,152,875
155,410	Johnson & Johnson	32,162,099
299,617	Medtronic PLC	28,781,209
54,266	UnitedHealth Group, Inc.	17,913,749
		141,379,221
	Consumer Discretionary — 9.5%
166,869	Airbnb, Inc. - Class A*	22,647,461
315,140	Amazon.com, Inc.*	72,740,615
206,190	Choice Hotels International, Inc.	19,641,659
193,088	Floor & Decor Holdings, Inc. - Class A*	11,757,128
160,379	Frontdoor, Inc.*	9,252,265
		136,039,128
	Industrials — 7.5%
123,760	Boeing Co. (The)*	26,870,771
30,301	Deere & Co.	14,107,237
33,977	Hubbell, Inc.	15,089,525
83,562	Regal Rexnord Corp.	11,725,420
Shares		Market Value
	Common Stocks — 98.1% (Continued)
	Industrials — 7.5% (Continued)
7,411	RTX Corp.	$ 1,359,177
198,319	SS&C Technologies Holdings, Inc.	17,337,047
122,445	Stanley Black & Decker, Inc.	9,095,215
135,228	Uber Technologies, Inc.*	11,049,480
		106,633,872
	Consumer Staples — 5.4%
273,492	Coca-Cola Femsa SAB de CV (Mexico) ADR	25,902,427
204,315	Monster Beverage Corp.*	15,664,831
219,156	Philip Morris International, Inc.	35,152,623
		76,719,881
	Energy — 2.1%
251,542	Exxon Mobil Corp.	30,270,564
	Real Estate — 1.7%
70,700	Jones Lang LaSalle, Inc.*	23,788,429
	Materials — 0.7%
140,564	International Flavors & Fragrances, Inc.	9,472,608
	Total Common Stocks	$1,397,340,077
	Short-Term Investment Fund — 1.9%
26,837,983	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	26,837,983
	Total Investment Securities—100.0% (Cost $610,554,010)	$1,424,178,060
	Liabilities in Excess of Other Assets — (0.0%)	(559,157)
	Net Assets — 100.0%	$1,423,618,903
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,397,340,077	$—	$—	$1,397,340,077
Short-Term Investment Fund	26,837,983	—	—	26,837,983
Total	$1,424,178,060	$—	$—	$1,424,178,060
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.0%
	Industrials — 27.2%
136,988	AMETEK, Inc.	$ 28,125,006
116,925	Axon Enterprise, Inc.*	66,405,215
24,102	Comfort Systems USA, Inc.	22,494,156
649,354	CSX Corp.	23,539,083
462,793	Howmet Aerospace, Inc.	94,881,821
123,359	JB Hunt Transport Services, Inc.	23,973,588
68,867	Quanta Services, Inc.	29,066,006
324,679	Rocket Lab Corp.*	22,649,607
84,387	Rockwell Automation, Inc.	32,832,450
40,489	Trane Technologies PLC	15,758,319
590,700	Vertiv Holdings Co. - Class A	95,699,307
120,337	Waste Connections, Inc.	21,102,296
		476,526,854
	Consumer Discretionary — 17.5%
12,302	AutoZone, Inc.*	41,722,233
118,440	Burlington Stores, Inc.*	34,211,394
165,363	DoorDash, Inc. - Class A*	37,451,412
934,288	DraftKings, Inc. - Class A*	32,195,564
132,446	Garmin Ltd.	26,866,671
139,927	Hilton Worldwide Holdings, Inc.	40,194,031
177,476	Royal Caribbean Cruises Ltd.	49,501,606
350,031	Tapestry, Inc.	44,723,461
		306,866,372
	Information Technology — 16.7%
166,883	Atlassian Corp. - Class A*	27,058,410
202,067	Cloudflare, Inc. - Class A*	39,837,509
74,357	Coherent Corp.*	13,724,072
16,306	Fair Isaac Corp.*	27,567,250
65,848	HubSpot, Inc.*	26,424,802
241,802	Marvell Technology, Inc.	20,548,334
61,305	MongoDB, Inc.*	25,729,095
205,480	Pure Storage, Inc. - Class A*	13,769,215
755,682	Samsara, Inc. - Class A*	26,788,927
279,778	Semtech Corp.*	20,616,841
119,959	Snowflake, Inc. - Class A*	26,314,206
111,148	Zscaler, Inc.*	24,999,408
		293,378,069
	Health Care — 16.2%
34,815	Alnylam Pharmaceuticals, Inc.*	13,844,185
331,486	Ascendis Pharma A/S (Denmark) ADR*	70,686,075
116,932	Cencora, Inc.	39,493,783
414,359	DexCom, Inc.*	27,501,007
39,315	IDEXX Laboratories, Inc.*	26,597,777
108,931	Insulet Corp.*	30,962,547
458,257	Legend Biotech Corp. ADR*	9,962,507
141,146	Masimo Corp.*	18,357,449
151,740	Natera, Inc.*	34,762,116
144,553	Revolution Medicines, Inc.*	11,513,646
		283,681,092
	Financials — 12.4%
290,239	Ares Management Corp. - Class A	46,911,330
Shares		Market Value
	Common Stocks — 99.0% (Continued)
	Financials — 12.4% (Continued)
69,252	Arthur J Gallagher & Co.	$ 17,921,725
757,958	Fifth Third Bancorp	35,480,014
102,553	LPL Financial Holdings, Inc.	36,628,855
46,166	Moody's Corp.	23,583,901
73,944	MSCI, Inc.	42,423,891
121,474	Robinhood Markets, Inc. - Class A*	13,738,709
		216,688,425
	Communication Services — 3.3%
301,968	Live Nation Entertainment, Inc.*	43,030,440
174,446	ROBLOX Corp. - Class A*	14,135,359
		57,165,799
	Utilities — 2.1%
232,724	Vistra Corp.	37,545,363
	Energy — 2.0%
136,987	Diamondback Energy, Inc.	20,593,256
77,196	Targa Resources Corp.	14,242,662
		34,835,918
	Materials — 1.6%
98,768	Vulcan Materials Co.	28,170,609
	Total Common Stocks	$1,734,858,501
	Short-Term Investment Fund — 1.1%
18,421,473	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	18,421,473
	Total Investment Securities—100.1% (Cost $1,480,212,698)	$1,753,279,974
	Liabilities in Excess of Other Assets — (0.1%)	(961,806)
	Net Assets — 100.0%	$1,752,318,168
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,734,858,501	$—	$—	$1,734,858,501
Short-Term Investment Fund	18,421,473	—	—	18,421,473
Total	$1,753,279,974	$—	$—	$1,753,279,974
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Non-US Equity Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.9%
	Japan — 15.9%
	Communication Services — 4.8%
1,266,100	KDDI Corp.	$ 21,913,284
561,800	Nintendo Co. Ltd.	37,929,684
	Consumer Discretionary — 3.8%
981,800	Denso Corp.	13,560,737
1,279,300	Sony Group Corp.	32,815,310
	Financials — 2.3%
1,820,200	Mitsubishi UFJ Financial Group, Inc.	28,888,529
	Industrials — 1.5%
575,100	Hitachi Ltd.	18,036,040
	Information Technology — 2.3%
127,500	Tokyo Electron Ltd.	28,397,741
	Materials — 1.2%
468,400	Shin-Etsu Chemical Co. Ltd.	14,549,044
	Total Japan	196,090,369
	United Kingdom — 11.6%
	Financials — 4.9%
29,347,451	Lloyds Banking Group PLC	38,818,275
182,203	London Stock Exchange Group PLC	21,916,927
	Health Care — 1.8%
240,536	AstraZeneca PLC ADR	22,112,475
	Industrials — 4.9%
657,750	RELX PLC	26,498,654
3,610,491	Rentokil Initial PLC	21,541,965
807,556	Rolls-Royce Holdings PLC	12,489,429
	Total United Kingdom	143,377,725
	Sweden — 9.8%
	Financials — 6.4%
2,192,979	Svenska Handelsbanken AB - Class A	31,770,877
1,381,140	Swedbank AB - Class A	47,918,721
	Industrials — 3.4%
1,451,241	Atlas Copco AB - Class A	25,835,831
696,803	Epiroc AB - Class A	15,707,250
	Total Sweden	121,232,679
	China — 7.2%
	Communication Services — 3.6%
575,260	Tencent Holdings Ltd. ADR	44,036,153
	Consumer Discretionary — 3.6%
201,543	Alibaba Group Holding Ltd. ADR	29,542,173
207,137	Trip.com Group Ltd. ADR	14,895,222
	Total China	88,473,548
	South Korea — 6.0%
	Communication Services — 2.2%
734,752	KT Corp. ADR	13,938,246
350,230	KT Corp.	12,778,176
	Information Technology — 3.8%
559,117	Samsung Electronics Co. Ltd.	46,862,334
	Total South Korea	73,578,756
	Netherlands — 6.0%
	Energy — 3.1%
521,152	Shell PLC ADR	38,294,249
	Financials — 1.0%
7,162	Adyen NV, 144a*	11,549,261
Shares		Market Value
	Common Stocks — 98.9% (Continued)
	Netherlands — (Continued)
	Information Technology — 1.9%
22,096	ASML Holding NV	$ 23,639,626
	Total Netherlands	73,483,136
	France — 5.8%
	Energy — 1.3%
254,103	TotalEnergies SE†	16,623,418
	Industrials — 1.2%
144,229	Cie de Saint-Gobain SA	14,666,922
	Materials — 3.3%
213,551	Air Liquide SA	40,137,757
	Total France	71,428,097
	Germany — 5.7%
	Industrials — 3.7%
67,315	MTU Aero Engines AG	27,903,965
62,994	Siemens AG	17,643,145
	Materials — 2.0%
96,646	Heidelberg Materials AG	25,056,156
	Total Germany	70,603,266
	Taiwan — 5.1%
	Information Technology — 5.1%
208,285	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	63,295,729
	Switzerland — 3.9%
	Health Care — 2.7%
26,138	Lonza Group AG	17,622,760
37,829	Roche Holding AG	15,622,253
	Industrials — 1.2%
200,481	ABB Ltd. ADR	14,829,579
	Total Switzerland	48,074,592
	Singapore — 3.8%
	Financials — 3.8%
3,028,000	Oversea-Chinese Banking Corp. Ltd.	46,519,840
	Ireland — 3.7%
	Industrials — 3.7%
317,002	AerCap Holdings NV	45,572,207
	Hong Kong — 2.7%
	Financials — 2.7%
3,222,000	AIA Group Ltd.	33,164,348
	United States — 2.4%
	Health Care — 1.5%
1,879,750	Haleon PLC ADR	19,004,272
	Industrials — 0.9%
40,548	Schneider Electric SE	11,092,930
	Total United States	30,097,202
	India — 2.4%
	Financials — 2.4%
1,006,459	ICICI Bank Ltd. ADR	29,992,478
	Italy — 1.9%
	Financials — 1.9%
889,214	FinecoBank Banca Fineco SpA	23,039,140
	Austria — 1.8%
	Financials — 1.8%
183,298	Erste Group Bank AG	21,979,165

Touchstone Non-US Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.9% (Continued)
	Canada — 1.6%
	Information Technology — 1.6%
123,097	Shopify, Inc. - Class A*	$ 19,814,924
	Brazil — 1.1%
	Consumer Discretionary — 1.1%
6,709	MercadoLibre, Inc.*	13,513,670
	Denmark — 0.5%
	Health Care — 0.5%
131,142	Novo Nordisk A/S ADR	6,672,505
	Total Common Stocks	$1,220,003,376
	Short-Term Investment Funds — 3.0%
30,076,234	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	30,076,235
6,592,211	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	6,592,211
	Total Short-Term Investment Funds	$36,668,446
	Total Investment Securities — 101.9% (Cost $927,881,446)	$1,256,671,822
	Liabilities in Excess of Other Assets — (1.9)%	(23,686,343)
	Net Assets — 100.0%	$1,232,985,479
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $6,365,497.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $11,549,261 or 0.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$196,090,369	$—	$196,090,369
United Kingdom	22,112,475	121,265,250	—	143,377,725
Sweden	—	121,232,679	—	121,232,679
China	88,473,548	—	—	88,473,548
South Korea	13,938,246	59,640,510	—	73,578,756
Netherlands	61,933,875	11,549,261	—	73,483,136
France	16,623,418	54,804,679	—	71,428,097
Germany	—	70,603,266	—	70,603,266
Taiwan	63,295,729	—	—	63,295,729
Switzerland	14,829,579	33,245,013	—	48,074,592
Singapore	—	46,519,840	—	46,519,840
Ireland	45,572,207	—	—	45,572,207
Hong Kong	—	33,164,348	—	33,164,348
United States	19,004,272	11,092,930	—	30,097,202
India	29,992,478	—	—	29,992,478
Italy	—	23,039,140	—	23,039,140
Austria	—	21,979,165	—	21,979,165
Canada	19,814,924	—	—	19,814,924
Brazil	13,513,670	—	—	13,513,670
Denmark	6,672,505	—	—	6,672,505
Short-Term Investment Funds	36,668,446	—	—	36,668,446
Total	$452,445,372	$804,226,450	$—	$1,256,671,822
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 100.1%
	China — 21.6%
	Communication Services — 5.8%
1,527,642	Tencent Holdings Ltd.	$ 117,236,654
	Consumer Discretionary — 9.5%
2,780,800	Alibaba Group Holding Ltd.	51,058,164
5,009,723	ANTA Sports Products Ltd.	52,023,826
2,059,000	BYD Co. Ltd. Class H	25,162,542
10,531,610	H World Group Ltd.	49,781,304
1,223,000	Meituan - Class B, 144a*	16,207,440
	Industrials — 4.6%
976,094	Contemporary Amperex Technology Co. Ltd. - Class A	51,325,503
4,193,656	DiDi Global, Inc. ADR*	22,142,504
1,831,650	Full Truck Alliance Co. Ltd. ADR	19,653,604
	Information Technology — 1.7%
6,872,200	Xiaomi Corp. - Class B, 144a*	34,682,843
	Total China	439,274,384
	India — 18.0%
	Communication Services — 2.7%
2,298,475	Bharti Airtel Ltd.	53,948,615
	Consumer Discretionary — 2.6%
9,863,518	Eternal Ltd.*	30,566,877
484,427	Titan Co. Ltd.	21,868,680
	Financials — 9.8%
8,273,268	Bajaj Finance Ltd.	90,981,027
7,051,329	HDFC Bank Ltd.	77,895,292
3,802,786	HDFC Life Insurance Co. Ltd., 144a	31,770,021
	Health Care — 1.1%
276,604	Apollo Hospitals Enterprise Ltd.	21,690,917
	Real Estate — 1.8%
1,806,072	Phoenix Mills Ltd. (The)	37,244,958
	Total India	365,966,387
	Taiwan — 17.3%
	Information Technology — 17.3%
92,000	ASPEED Technology, Inc.	21,166,471
891,000	MediaTek, Inc.	40,456,025
3,106,000	Taiwan Semiconductor Manufacturing Co. Ltd.	152,682,528
458,245	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	139,256,073
	Total Taiwan	353,561,097
	South Korea — 11.8%
	Consumer Discretionary — 2.1%
1,779,214	Coupang, Inc.*	41,971,658
	Consumer Staples — 0.6%
111,455	Cosmax, Inc.	12,620,514
	Information Technology — 9.1%
1,358,367	Samsung Electronics Co. Ltd.	113,851,392
158,788	SK Hynix, Inc.	71,911,621
	Total South Korea	240,355,185
	Brazil — 11.2%
	Consumer Discretionary — 4.6%
46,002	MercadoLibre, Inc.*	92,659,989
	Consumer Staples — 1.4%
6,659,466	Raia Drogasil SA	28,402,563
	Financials — 3.9%
4,795,602	NU Holdings Ltd. - Class A*	80,278,378
Shares		Market Value
	Common Stocks — 100.1% (Continued)
	Brazil — (Continued)
	Industrials — 1.3%
2,958,331	WEG SA	$ 26,188,902
	Total Brazil	227,529,832
	Singapore — 4.1%
	Consumer Discretionary — 3.3%
525,991	Sea Ltd. ADR*	67,100,672
	Industrials — 0.8%
3,355,413	Grab Holdings Ltd. - Class A*	16,743,511
	Total Singapore	83,844,183
	Hong Kong — 3.4%
	Financials — 3.4%
6,794,931	AIA Group Ltd.	69,940,861
	Kazakhstan — 2.2%
	Financials — 2.2%
585,195	Kaspi.KZ JSC ADR*	45,721,285
	Indonesia — 2.0%
	Financials — 2.0%
84,725,900	Bank Central Asia Tbk PT	40,913,859
	Poland — 2.0%
	Consumer Staples — 2.0%
3,462,726	Dino Polska SA, 144a*	39,756,436
	Netherlands — 1.8%
	Information Technology — 1.8%
33,725	ASML Holding NV	36,081,028
	Mexico — 1.2%
	Consumer Staples — 1.2%
8,017,100	Wal-Mart de Mexico SAB de CV	24,936,153
	Philippines — 1.0%
	Industrials — 1.0%
2,078,200	International Container Terminal Services, Inc.	20,028,715
	Saudi Arabia — 0.9%
	Financials — 0.9%
709,334	Al Rajhi Bank	18,425,036
	Vietnam — 0.9%
	Information Technology — 0.9%
4,889,685	FPT Corp.	17,790,658
	Argentina — 0.7%
	Information Technology — 0.7%
230,380	Globant SA*	15,059,941
	Total Common Stocks	$2,039,185,040
	Short-Term Investment Fund — 1.1%
22,623,269	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	22,623,269
	Total Investment Securities — 101.2% (Cost $1,472,170,821)	$2,061,808,309
	Liabilities in Excess of Other Assets — (1.2)%	(23,623,449)
	Net Assets — 100.0%	$2,038,184,860
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $122,416,740 or 6.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$41,796,108	$397,478,276	$—	$439,274,384
India	37,244,958	328,721,429	—	365,966,387
Taiwan	139,256,073	214,305,024	—	353,561,097
South Korea	41,971,658	198,383,527	—	240,355,185
Brazil	199,127,269	28,402,563	—	227,529,832
Singapore	83,844,183	—	—	83,844,183
Hong Kong	—	69,940,861	—	69,940,861
Kazakhstan	45,721,285	—	—	45,721,285
Indonesia	—	40,913,859	—	40,913,859
Poland	—	39,756,436	—	39,756,436
Netherlands	36,081,028	—	—	36,081,028
Mexico	24,936,153	—	—	24,936,153
Philippines	20,028,715	—	—	20,028,715
Saudi Arabia	—	18,425,036	—	18,425,036
Vietnam	—	17,790,658	—	17,790,658
Argentina	15,059,941	—	—	15,059,941
Short-Term Investment Fund	22,623,269	—	—	22,623,269
Total	$707,690,640	$1,354,117,669	$—	$2,061,808,309
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Fund – December 31, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 50.1%
	Financials — 9.6%
$ 968,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 7.051%, 8/15/53(A)	$ 968,201
1,844,000	Ares Capital Corp., 5.875%, 3/1/29	1,892,795
2,596,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	2,361,940
699,000	Charles Schwab Corp. (The), Ser H, 4.000%(B)	652,576
1,883,000	Citigroup, Inc., 4.075%, 4/23/29	1,882,341
1,321,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	1,378,627
722,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	754,605
135,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	135,162
918,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	985,329
1,740,000	First Maryland Capital II, (TSFR3M + 1.112%), 4.965%, 2/1/27(A)	1,725,660
946,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	988,646
2,294,000	Goldman Sachs Group, Inc. (The), 5.330%, 7/23/35	2,361,105
1,018,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	1,020,774
509,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	500,897
971,000	JPMorgan Chase & Co., Ser W, (TSFR3M + 1.262%), 5.113%, 5/15/47(A)	859,126
2,186,000	Morgan Stanley, 2.484%, 9/16/36	1,924,562
1,318,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.624%, 6/1/28(A)	1,297,108
965,000	Rocket Cos., Inc., 144a, 6.500%, 8/1/29	995,289
2,255,000	State Street Corp., (TSFR3M + 1.262%), 4.985%, 6/15/47(A)	2,014,757
2,337,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.783%, 5/15/27(A)	2,322,596
1,563,000	Wells Fargo & Co., (TSFR3M + 0.762%), 4.666%, 1/15/27(A)	1,562,813
		28,584,909
	Energy — 9.6%
560,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	575,400
1,595,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,563,210
64,859	Atlas Energy Note, 7.000%, 1/31/26(C)	64,859
2,594,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	2,392,968
667,000	Ecopetrol SA (Colombia), 7.750%, 2/1/32	686,450
1,516,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	1,530,155
895,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.133%, 11/1/66(A)	895,746
1,839,000	HF Sinclair Corp., 5.000%, 2/1/28	1,839,355
263,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	260,081
766,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	728,053
755,745	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	662,759
405,000	Mesquite Energy, Inc., 7.250%, 7/15/26	40
2,133,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	2,137,041
925,000	MSU Energy SA (Argentina), 144a, 9.750%, 12/5/30	892,625
1,833,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	2,132,362
755,250	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	766,579
1,908,000	Ovintiv, Inc., 7.200%, 11/1/31	2,108,520
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	281,908
950,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	901,477
904,000	Plains All American Pipeline LP, Ser B, (TSFR3M + 4.372%), 8.223%(A)(B)	906,565
865,000	Pluspetrol SA (Argentina), 144a, 8.500%, 5/30/32	878,035
669,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	676,506
2,426,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	2,150,015
Principal Amount		Market Value
	Corporate Bonds — 50.1% (Continued)
	Energy — 9.6% (Continued)
$ 1,034,000	SM Energy Co., 144a, 7.000%, 8/1/32	$ 1,016,493
799,000	Sunoco LP, 144a, 7.875%(B)	820,793
929,000	Valaris Ltd., 144a, 8.375%, 4/30/30	966,506
730,000	Venture Global LNG, Inc., 144a, 9.000%(B)	576,503
		28,411,004
	Consumer Discretionary — 8.1%
898,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	909,129
440,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	449,672
907,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	888,706
83,000	Carnival Corp., 144a, 5.125%, 5/1/29	83,921
555,000	Carnival Corp., 144a, 5.875%, 6/15/31	573,261
1,119,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,076,779
1,152,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	1,175,044
2,039,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	2,051,591
2,679,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	2,445,216
453,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	451,180
1,624,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	1,622,591
931,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28†	912,724
1,856,000	Mattel, Inc., 5.450%, 11/1/41	1,749,642
2,387,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	2,345,980
1,326,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	1,274,760
1,542,000	Polaris, Inc., 5.600%, 3/1/31	1,559,247
1,147,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	1,141,774
2,236,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	2,226,098
957,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	1,015,413
		23,952,728
	Industrials — 5.1%
1,860,000	Amcor Flexibles North America, Inc., 5.100%, 3/17/30	1,910,882
786,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	771,560
950,000	Limak Cimento Sanayi ve Ticaret AS (Turkey), 9.750%, 7/25/29	958,247
970,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31†	1,044,304
2,293,000	Molex Electronic Technologies LLC, 144a, 5.250%, 4/30/32	2,356,485
953,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	972,814
1,069,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	1,070,705
928,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	982,076
2,171,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.848%, 2/15/42(A)	1,956,429
2,140,000	Timken Co. (The), 4.500%, 12/15/28	2,157,138
975,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	975,232
		15,155,872
	Utilities — 4.8%
2,356,000	Calpine Corp., 144a, 5.000%, 2/1/31	2,392,945
2,155,000	CMS Energy Corp., 4.750%, 6/1/50	2,119,925
1,522,000	Edison International, 4.125%, 3/15/28	1,504,584
1,210,000	Edison International, 7.875%, 6/15/54	1,262,544
714,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	667,658
800,000	Eskom Holdings (South Africa), 144a, 8.450%, 8/10/28	857,914
1,716,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	1,713,617
1,307,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 5.990%, 10/1/66(A)	1,143,440
1,160,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.387%), 6.110%, 6/15/67(A)	1,026,476

Touchstone Strategic Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 50.1% (Continued)
	Utilities — 4.8% (Continued)
$ 845,064	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	$ 863,215
834,000	South Jersey Industries, Inc., 5.020%, 4/15/31†	723,199
		14,275,517
	Consumer Staples — 3.9%
1,873,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,916,084
2,022,000	Global Payments, Inc., 5.200%, 11/15/32	2,025,080
903,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	950,311
2,264,000	Mars, Inc., 144a, 5.000%, 3/1/32	2,336,917
2,265,000	Philip Morris International, Inc., 5.375%, 2/15/33	2,372,429
943,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	908,775
1,023,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	1,088,791
		11,598,387
	Real Estate — 2.6%
2,413,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	2,365,043
3,284,000	Store Capital LLC REIT, 2.700%, 12/1/31	2,903,759
2,363,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29†	2,359,971
		7,628,773
	Communication Services — 2.5%
894,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	821,680
716,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	255,749
463,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	473,210
728,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	545,906
1,810,000	Meta Platforms, Inc., 4.600%, 11/15/32	1,826,992
1,240,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	1,209,344
2,413,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	2,348,211
		7,481,092
	Health Care — 1.4%
995,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	1,002,404
1,771,000	HCA, Inc., 5.450%, 4/1/31	1,849,903
1,476,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	1,471,943
		4,324,250
	Information Technology — 1.4%
825,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	828,215
1,746,000	Micron Technology, Inc., 2.703%, 4/15/32	1,568,242
1,595,000	Paychex, Inc., 5.600%, 4/15/35	1,672,610
		4,069,067
	Materials — 1.1%
923,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	357,663
1,111,000	LYB International Finance III LLC, 6.150%, 5/15/35	1,140,393
907,000	Magnera Corp., 144a, 4.750%, 11/15/29	838,290
794,000	Vedanta Resources Finance II PLC (India), 144a, 9.475%, 7/24/30	811,403
		3,147,749
	Total Corporate Bonds	$148,629,348
	U.S. Treasury Obligations — 19.5%
2,245,000	U.S. Treasury Bond, 4.250%, 8/15/54	2,038,741
250,000	U.S. Treasury Bond, 4.500%, 11/15/54	236,836
6,000,000	U.S. Treasury Bond, 4.625%, 11/15/45	5,884,688
10,390,000	U.S. Treasury Bond, 4.750%, 2/15/45	10,374,983
Principal Amount		Market Value
	U.S. Treasury Obligations — 19.5% (Continued)
$13,810,000	U.S. Treasury Bond, 4.750%, 8/15/55	$ 13,637,375
11,706,565	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/55	11,130,698
8,820,000	U.S. Treasury Note, 3.750%, 4/15/28	8,867,545
5,755,000	U.S. Treasury Note, 4.250%, 8/15/35	5,808,953
	Total U.S. Treasury Obligations	$57,979,819
	Asset-Backed Securities — 11.4%
2,462,725	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	2,338,054
1,104,600	Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Class E, 144a, 10.370%, 7/15/30	1,182,974
615,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Class E, 144a, 6.620%, 5/17/32	611,450
1,425,000	Cajun Global LLC, Ser 2025-2A, Class M, 144a, 8.720%, 11/20/55	1,414,762
1,450,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-4A, Class DR, 144a, (TSFR3M + 2.700%), 6.594%, 7/16/35(A)	1,450,974
1,600,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 5.555%, 10/15/30(A)	1,600,746
1,600,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.144%, 4/16/34(A)	1,596,899
1,590,000	GLS Auto Receivables Issuer Trust, Ser 2025-2A, Class E, 144a, 7.730%, 6/15/32	1,647,206
2,578,500	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	2,408,352
818,625	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	792,450
925,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	810,156
2,483,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	2,383,404
2,300,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 5.684%, 10/20/30(A)	2,304,299
1,000,000	Octagon Investment Partners XVI Ltd. (Cayman Islands), Ser 2013-1A, Class BR, 144a, (TSFR3M + 1.862%), 5.743%, 7/17/30(A)	1,000,790
1,170,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	1,179,687
510,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	513,465
1,100,000	Oxford Finance Funding Trust LLC, Ser 2025-1A, Class B, 144a, 6.486%, 2/15/35	1,103,670
2,020,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 6.788%, 7/15/33(A)	2,024,929
2,216,938	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	2,297,658
2,450,250	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	2,479,126
1,110,000	Vital Care Issuer LLC, Ser 2025-1A, Class A2, 144a, 6.737%, 1/30/56	1,119,994
1,627,750	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,536,612
	Total Asset-Backed Securities	$33,797,657
	Commercial Mortgage-Backed Securities — 8.2%
835,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(D)	878,995
21,001,237	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.065%, 1/10/57(A)(D)(E)	605,923

Touchstone Strategic Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 8.2% (Continued)
$ 1,050,000	BX Commercial Mortgage Trust, Ser 2024-XL5, Class D, 144a, (TSFR1M + 2.690%), 6.440%, 3/15/41(A)	$ 1,051,945
2,735,000	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(A)(D)	2,524,183
925,000	BX Trust, Ser 2025-ARIA, Class C, 144a, 5.517%, 12/13/42(A)(D)	932,164
1,425,000	CFCRE Commercial Mortgage Trust, Ser 2017-C8, Class C, 4.887%, 6/15/50(A)(D)	1,376,959
2,750,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	2,406,538
1,800,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(D)	1,734,852
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-P5, Class B, 3.698%, 10/10/49(A)(D)	895,431
485,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(D)	457,289
20,230,957	CRB Commercial Mortgage Trust, Ser 2025-CRE1, Class XA, 144a, 1.269%, 9/15/58(A)(D)(E)	881,469
905,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(D)	868,690
1,850,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class C, 4.904%, 1/15/49(A)(D)	1,765,705
1,199,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	1,141,493
620,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class D, 144a, 2.753%, 5/10/49	551,850
825,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	800,308
1,810,742	KSL Commercial Mortgage Trust, Ser 2024-HT2, Class C, 144a, (TSFR1M + 2.341%), 6.091%, 12/15/39(A)	1,807,922
896,000	MHC Commercial Mortgage Trust, Ser 2021-MHC, Class G, 144a, (TSFR1M + 3.315%), 7.065%, 4/15/38(A)	897,115
540,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	529,849
870,000	UBS Commercial Mortgage Trust, Ser 2019-C17, Class C, 3.758%, 10/15/52(A)(D)	768,296
1,625,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Class D, 144a, (TSFR1M + 2.891%), 6.641%, 10/15/42(A)	1,619,638
	Total Commercial Mortgage-Backed Securities	$24,496,614
	Non-Agency Collateralized Mortgage Obligations — 6.6%
1,289,621	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(D)	1,275,751
2,080,639	CIM Trust, Ser 2018-INV1, Class B4, 144a, 4.691%, 8/25/48(A)(D)	2,026,344
1,779,294	CIM Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 6/25/51(A)(D)	1,598,951
970,443	Flagstar Mortgage Trust, Ser 2021-5INV, Class A16, 144a, 2.500%, 7/25/51(A)(D)	804,406
1,002,161	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(D)	896,637
993,797	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.474%, 5/25/49(A)(D)	949,454
2,472,628	JP Morgan Mortgage Trust, Ser 2020-5, Class B4, 144a, 3.570%, 12/25/50(A)(D)	2,133,326
1,198,786	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 3.994%, 11/25/50(A)(D)	1,074,764
1,018,799	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(D)	926,651
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 6.6% (Continued)
$ 2,550,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.126%, 7/25/59(A)(D)	$ 2,328,713
692,280	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.842%, 2/25/52(A)(D)	594,875
2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.698%, 11/25/60(A)(D)	2,176,724
2,000,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.856%, 7/25/57(A)(D)	1,745,611
1,465,000	Towd Point Mortgage Trust, Ser 2020-4, Class A2, 144a, 2.500%, 10/25/60	1,207,846
	Total Non-Agency Collateralized Mortgage Obligations	$19,740,053
Shares
	Common Stocks — 1.9%
	Financials — 0.4%
9,761	Bank of America Corp.	536,855
637	Goldman Sachs Group, Inc. (The)	559,923
		1,096,778
	Health Care — 0.4%
2,708	Johnson & Johnson	560,421
5,291	Medtronic PLC	508,253
		1,068,674
	Industrials — 0.3%
3,042	RTX Corp.	557,903
6,791	Stanley Black & Decker, Inc.	504,435
		1,062,338
	Information Technology — 0.3%
1,795	International Business Machines Corp.	531,697
2,741	Texas Instruments, Inc.	475,536
		1,007,233
	Materials — 0.3%
39,560	Covia Equity*	786,255
44	HC Minerals LLC(C)*	44
		786,299
	Energy — 0.2%
4,472	Exxon Mobil Corp.	538,161
	Total Common Stocks	$5,559,483
Principal Amount
	Sovereign Government Obligations — 0.5%
$ 21,600	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	21,203
430,130	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	379,900
326,700	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(D)	320,426
668,680	Sri Lanka Government International Bond, 144a, 4.000%, 4/15/28	640,833
	Total Sovereign Government Obligations	$1,362,362
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	34,229

Touchstone Strategic Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 2.9%
2,442,375	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	$ 2,442,375
6,168,545	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	6,168,545
	Total Short-Term Investment Funds	$8,610,920
	Total Investment Securities—101.1% (Cost $297,292,153)	$300,210,485
	Liabilities in Excess of Other Assets — (1.1%)	(3,341,762)
	Net Assets — 100.0%	$296,868,723
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $108,540.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $143,012,502 or 48.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$148,564,489	$64,859	$148,629,348
U.S. Treasury Obligations	—	57,979,819	—	57,979,819
Asset-Backed Securities	—	33,797,657	—	33,797,657
Commercial Mortgage-Backed Securities	—	24,496,614	—	24,496,614
Non-Agency Collateralized Mortgage Obligations	—	19,740,053	—	19,740,053
Common Stocks	4,773,184	786,255	44	5,559,483
Sovereign Government Obligations	—	1,362,362	—	1,362,362
Rights	—	34,229	—	34,229
Short-Term Investment Funds	8,610,920	—	—	8,610,920
Total	$13,384,104	$286,761,478	$64,903	$300,210,485
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
December 31, 2025 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Strategic Income Fund held Level 3 categorized securities during the period ended December 31, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.